Income taxes (Liability for Unrecognized tax benefit) (Details)	6 Months Ended
Jun. 30, 2017 USD ($)
Income Tax Disclosure [Abstract]
Balance as of December 31, 2016 (Audited)	$ 20,491,988
Movement in current year due to foreign exchange rate fluctuation (unaudited)	1,779
Balance as of June 30, 2017 (Unaudited)	$ 20,493,767